Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Private Client Services Funds
Entity Central Index Key	0001474365
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Capital Group California Core Municipal Fund
Shareholder Report [Line Items]
Fund Name	Capital Group California Core Municipal Fund
Class Name	Capital Group California Core Municipal Fund
Trading Symbol	CCCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group California Core Municipal Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/PCS-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/PCS-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nve
stment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCCMX	$ 13	0.26% *
*Ann
ua
lized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 630,376,000
Holdings Count | Holdings	482
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 630,376
Total number of portfolio holdings	482
Portfolio turnover rate	23%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Capital Group California Short-Term Municipal Fund
Shareholder Report [Line Items]
Fund Name	Capital Group California Short-Term Municipal Fund
Class Name	Capital Group California Short-Term Municipal Fund
Trading Symbol	CCSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group California Short-Term Municipal Fund (the "fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/PCS-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/PCS-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCSTX	$ 13	0.26% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 118,879,000
Holdings Count | Holdings	185
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 118,879
Total number of portfolio holdings	185
Portfolio turnover rate	21%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

[1]	Annualized.